Investments in joint ventures - Summarized aggregate financial information of joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	$ 1,128	$ 543	$ (302)
Investments in joint ventures	12,400	9,982
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	540	0	0
Investments in joint ventures	5,264	0
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	538	(217)	(208)
Investments in joint ventures	2,000	4,396
Other joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	50	760	(94)
Investments in joint ventures	5,136	5,586
Joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	1,128	543	$ (302)
Investments in joint ventures	$ 12,400	$ 9,982